Organization and Going Concern (Details Narrative) (USD $)	12 Months Ended
Aug. 31, 2013
Organization And Going Concern Details Narrative
Accumulated deficit	$ 17,053,889
Cash and cash equivalents	347,493
Non cash expenses	$ 4,620,369